Financial instruments - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about financial instruments [abstract]
Cash at bank and on hand	$ 11,156	$ 12,702